UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02328

Boulder Growth and Income Fund, Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Stephen C. Miller, Esq. 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant's telephone number, including area code:		303-444-5483

Date of fiscal year end:	November 30, 2007

Date of reporting period:	August 31, 2007

Item 1.  Schedule of Investments. – The schedule of investments for the period ended August 31, 2007 is filed herewith.

Portfolio of Investments as of August 31, 2007
(Unaudited)	Boulder Growth & Income Fund, Inc.

Shares	Description	Value (Note 1)
LONG TERM INVESTMENTS—89.4%
DOMESTIC COMMON STOCKS—64.5%
Beverages—6.6%
164,500	Anheuser-Busch Companies, Inc.	8,126,300

Buildings - Residential/Commercial—0.5%
6,300	Lennar Corp., Class A	178,101
5,000	MDC Holdings, Inc.	222,450
8,000	Pulte Homes, Inc.	133,120
10,000	Standard Pacific Corp.	100,300
		633,971

Construction Machinery—1.2%
20,000	Caterpillar, Inc.	1,515,400

Data Processing - Management—0.8%
20,690	Fidelity National Information Services, Inc.	980,706

Diversified—31.5%
310	Berkshire Hathaway, Inc., Class A †	36,700,900
500	Berkshire Hathaway, Inc., Class B †	1,945,000
		38,645,900

Health Care Products & Services—0.9%
18,000	Johnson & Johnson	1,112,220

Insurance—2.7%
47,074	Fidelity National Financial, Inc.	856,276
40,000	First American Corporation	1,673,200
27,000	Marsh & McLennan Companies, Inc.	719,550
		3,249,026

Manufacturing—3.9%
50,500	Eaton Corporation	4,758,110

Pharmaceuticals—1.4%
70,000	Pfizer, Inc.	1,738,800

REITS—6.0%
41,100	General Growth Properties, Inc.	2,043,081
75,000	Nationwide Health Properties, Inc.	2,081,250
25,000	Redwood Trust, Inc.	933,250
15,000	Regency Centers Corporation	1,042,050
42,000	Sun Communities, Inc.	1,197,420
		7,297,051

Retail—5.8%
35,000	The Home Depot, Inc.	1,340,850
133,000	Wal-Mart Stores, Inc.	5,802,790
		7,143,640

1

RICS—1.7%
105,600	Flaherty & Crumrine Claymore Preferred Securities Income Fund, Inc.	1,963,104
7,592	Flaherty & Crumrine Claymore Total Return Fund, Inc.	141,894
		2,104,998

Savings & Loans—1.5%
51,000	Washington Mutual, Inc.	1,872,720

	Total Domestic Common Stocks (cost $59,926,801)	79,178,842

FOREIGN COMMON STOCKS—23.8%
Australia—1.1%
983,610	ING Office Fund, REIT	1,392,376

Canada—0.4%
41,000	Canfor Pulp Income Fund	516,255

France—1.9%
9,500	Unibail-Rodamco, REIT	2,289,067

Germany—0.6%
20,690	Deutsche Wohnen AG, REIT	725,167

Hong Kong—7.3%
500,000	Henderson Investment, Ltd., REIT	809,311
650,000	Wheelock & Company, Ltd., REIT	1,704,877
185,000	Cheung Kong Holdings, Ltd.	2,721,583
600,000	Hang Lung Properties, Ltd., REIT	2,197,069
2,052,000	Midland Holdings, Ltd.	1,447,526
		8,880,366

Japan—1.0%
250	New City Residence Investment Corporation, REIT	1,227,192

Netherlands—1.6%
31,663	Heineken NV	2,006,290

New Zealand—3.5%
4,150,135	Kiwi Income Property Trust, REIT	4,222,316

Singapore—1.1%
850,000	Ascendas Real Estate Investment Trust	1,310,868

Turkey—0.1%
45,000	Dogus Ge Gayrimenkul Yatirim Ortakligi A.S., REIT †	73,533

2

United Kingdom—5.2%
65,000	British Land Co. PLC, REIT	1,695,230
25,000	Diageo PLC, Sponsored ADR	2,135,500
235,000	Lloyds TSB Group PLC	2,583,337
		6,414,067
	Total Foreign Common Stocks (cost $21,102,953)	29,057,497

PREFERRED STOCKS—0.1%
3,000	Public Storage, Series V, 7.5%, REIT (cost $76,273)	75,000

AUCTION MARKET PREFERRED SECURITIES—1.0%
48	Cohen & Steers REIT & Utility Income Fund, Inc., Series T28 (cost $1,200,000)	1,200,000

	Total Long Term Investments (cost $82,306,027)	109,511,339

SHORT TERM INVESTMENTS—10.1%

Par Value	Description	Value (Note 1)
BANK DEPOSIT—1.2%
1,525,000	State Street Bank & Trust Money Market Deposit Account, 4.200% due 9/04/07 (cost $1,525,000)	1,525,000

Par Value	Description	Value (Note 1)

FOREIGN GOVERNMENT BONDS—7.9%
New Zealand—1.9%
3,300,000	New Zealand Treasury Bill, due 10/03/07 (a)	2,301,784

United Kingdom—6.0%
1,200,000	United Kingdom Treasury Bill, due 10/22/07 (a)	2,429,416
2,409,000	United Kingdom Treasury Bill, 7.250% due 12/07/07	4,876,974
		7,306,390

	Total Foreign Government Bonds (cost $9,860,897)	9,608,174

Par
Value	Description	Value (Note 1)

U.S. TREASURY BILLS—1.0%
1,300,000	4.690% due 9/27/07	1,295,597

	Total Short Term Investments (cost $12,681,493)	12,428,771

Total Investments — 99.5% (cost $94,987,520)		$121,940,110
	Other Assets and Liabilities — 0.5%	580,741

3

Total Net Assets Available to Common Stock and Preferred Stock — 100%	122,520,851
Auction Market Preferred Stock (AMPs) Redemption Value	(25,000,000)

Total Net Assets Available to Common Stock	97,520,851

†	Non-income producing security.
(a)	Zero coupon bond.
ADR -	American Depository Receipt
REIT -	Real Estate Investment Trust

See accompanying notes to financial statements.

4

Boulder Growth and Income Fund, Inc.

August 31, 2007  (Unaudited)

Note 1.  Valuation and Investment Practices

Portfolio Valuation: The net asset value of the Fund’s Common Stock is determined by the Fund’s administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund’s net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund’s net assets attributable to common shares is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of the outstanding Taxable Auction Market Preferred Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value, and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded using the interest method.

The actual amounts of dividend income and return of capital received from investments in real estate investment trusts (“REITS”) and registered investment companies (“RICS”) at calendar year-end are determined after the end of the fiscal year. The Fund therefore estimates these amounts for accounting purposes until the actual characterization of REIT and RIC distributions is known. Distributions received in excess of the estimate are recorded as a reduction of the cost of investments.

Foreign Currency Translation: The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated in US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions.

Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and the subsequent sale trade date is included in gains and losses on investment securities sold.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions. The Fund’s Management reviews and approves periodically the eligibility of the banks and dealers with which the Fund enters into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

Note 2.  Unrealized Appreciation/(Depreciation)

On August 31, 2007, the net unrealized appreciation on investments based on cost of  $95,314,389 for federal income tax purposes was $26,625,721 consisting of $28,733,145 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and $(2,107,424) aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

Item 2.  Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BOULDER GROWTH AND INCOME FUND, INC.

By	/s/ Stephen C. Miller
Stephen C. Miller, President (Principal Executive Officer)

Date	10/18/07

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Miller
Stephen C. Miller, President (Principal Executive Officer)

Date	10/18/07

By	/s/ Carl D. Johns
Carl D. Johns, Chief Financial Officer, Vice President and Treasurer (Principal Financial Officer)

Date	10/18/07